SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long lived assets, Advertising and promotion expenses and Research and development costs and Lease (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of long-lived assets	$ 0	$ 0	$ 0
Advertising and promotion expenses	176,193	736,522	1,080,905
Research and development costs	441,405	117,942	$ 0
ROU asset	0	$ 670,738
Lease liabilities	0
Penalties for lease termination	$ 0